FINANCIAL INSTRUMENTS AND RELATED RISKS (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 1,169,262	$ 1,292,474
Lease liability	484,856	614,120
Long-term debt	259,114	0
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	1,169,262	1,292,474
Lease liability	151,129	129,264
Long-term debt	498,613	998,080
1-2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	171,990	151,129
Long-term debt	259,114	0
Greater than 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	161,737	333,727
Long-term debt	$ 0	$ 0